Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The Company’s consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) as determined by the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) and pursuant to the regulations of the U.S. Securities and Exchange Commission (“SEC”).

Pursuant to the Merger Agreement, the merger between Merger Sub and Old Skillz was accounted for as a reverse recapitalization in accordance with U.S. GAAP (the “Reverse Recapitalization”). Under this method of accounting, FEAC was treated as the “acquired” company and Old Skillz is treated as the acquirer for financial reporting purposes.

Accordingly, for accounting purposes, the Reverse Recapitalization was treated as the equivalent of Old Skillz issuing stock for the net assets of FEAC, accompanied by a recapitalization. The net assets of FEAC are stated at historical cost, with no goodwill or other intangible assets recorded.

Old Skillz was determined to be the accounting acquirer based on the following predominant factors:

●	Old Skillz’s existing stockholders have the greatest voting interest in the Company;
●	The largest individual minority stockholder in the Company is an existing stockholder of Old Skillz;
●	Old Skillz’s directors represented the majority of the new board of directors of the Company;
●	Old Skillz’s senior management is the senior management of the Company; and
●	Old Skillz is the larger entity based on historical revenue and has the larger employee base.

The consolidated assets, liabilities and results of operations prior to the Reverse Recapitalization are those of Old Skillz. The shares and corresponding capital amounts and losses per share, prior to the Reverse Recapitalization, have been retroactively restated based on shares reflecting the exchange ratio of 0.7471 established in the Business Combination.

Comprehensive Loss

Comprehensive Loss

Through December 31, 2020, there are no components of comprehensive loss which are not included in net loss; therefore, a separate statement of comprehensive loss has not been presented.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make certain estimates, judgments, and assumptions that affect the reported amounts of assets and liabilities and the related disclosures at the date of the condensed consolidated financial statements, as well as the reported amounts of revenues and expenses during the periods presented. Estimates are used in several areas including, but not limited to, stock-based compensation and valuation of Public and Private Common Stock Warrants. The Company bases these estimates on historical experience and on various other assumptions that it believes are reasonable under the circumstances, the results of which form the basis for making judgments about the carrying amounts of assets and liabilities. Actual results could differ materially from these estimates.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make certain estimates, judgments, and assumptions that affect the reported amounts of assets and liabilities and the related disclosures at the date of the consolidated financial statements, as well as the reported amounts of revenues and expenses during the periods presented. Estimates are used in several areas including, but not limited to, stock-based compensation and valuation of Public and Private Common Stock Warrants. The Company bases these estimates on historical experience and on various other assumptions that it believes are reasonable under the circumstances, the results of which form the basis for making judgments about the carrying amounts of assets and liabilities. Actual results could differ materially from these estimates.

Revenue Recognition

Revenue Recognition

The Company generates substantially all its revenues by providing a service to the game developers aimed at improving the monetization of their game content. The monetization service provided by Skillz allows developers to offer multi-player competition to their end-users which increases end-user retention and engagement. Skillz provides developers with a software development kit (“SDK”) that they can download and integrate with their existing games. The SDK serves as a data interface between Skillz and the game developers that enables Skillz to provide monetization services to the developer.

The Company recognizes revenue for its services in accordance with the FASB Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers (“ASC 606”).

Revenues from Contracts with Customers

The Company applies the five-step model to achieve the core principle of ASC 606. The Company determined that its customer in the provision of its technology platform and services is the game developer. The Company’s ordinary activities consist of providing game developers services through access to its technology platform using the Skillz SDK. The SDK acts as an application programming interface enabling communication of data between Skillz and the game developers, which when integrated with the developer’s game content, facilitates end-user registration into Competitions, managing and hosting end-user Competition accounts, matching players of similar skill levels, collecting end-user entry fees, distributing end-user prizes, resolving end-user disputes pertaining to their participation in Competitions, and running third-party marketing campaigns (“Monetization Services”).

The Company provides Monetization Services to game developers enabling them to offer competitive games to their end-users. These activities are not distinct from each other as the Company provides an integrated service enabling the game developers to provide the competitive game service to the end-users, and as a result, they do not represent separate performance obligations. The Company is entitled to a revenue share based on total entry fees for paid Competitions, regardless of how they are paid, net of end-user prizes (i.e., winnings from the Competitions) and other costs to provide the Monetization Services. The game developers’ revenue share, however, is calculated solely based upon entry fees paid by net cash deposits received from end-users. End-user incentives are not paid for by game developers. In addition, the Company reduces revenue for end-user incentives which are treated as a reduction of revenue.

The Company collects the entry fees and related charges from end-users on behalf of game developers using the end-user’s pre-authorized credit card or PayPal account and withholds its fees before making the remaining disbursement to the game developer; thus, the game developer’s ability and intent to pay is not subject to significant judgment.

Revenue is recognized at the time the performance obligation is satisfied by transferring control of the promised service in an amount that reflects the consideration that the Company expects to receive in exchange for the Monetization Services. The Company recognizes revenue upon completion of a game, which is when its performance obligation to the game developer is satisfied. The Company does not have contract assets or contract liabilities as the payment of the transaction price is concurrent with the fulfillment of the services. At the time of game completion, the Company has the right to receive payment for the services rendered. The Company’s agreements with game developers can generally be terminated for convenience by either party upon thirty days prior written notice, and in certain of our larger developer agreements, the developer, if required by the Company, must continue to make its games available on the platform for a period of up to twelve months. As the Company is able to terminate the developer agreements at its convenience, the Company has concluded the contract term for revenue recognition does not extend beyond the contractual notification period. The Company does not have any transaction price allocated to performance obligations that are unsatisfied (or partially satisfied) as of June 30, 2021 and 2020.

Games provided by two developer partners accounted for 42% and 40% of the Company’s revenue in the three months ended June 30, 2021 and 61% and 28% of the Company’s revenue in the three months ended June 30, 2020.

Games provided by two developer partners accounted for 42% and 40% of the Company’s revenue in the six months ended June 30, 2021 and 66% and 21% of the Company’s revenue in the six months ended June 30, 2020. In the three and six months ended June 30, 2021 and 2020, the Company generated less than 10% of its revenue from users outside of North America.

End-User Incentive Programs

To drive traffic to the platform, the Company provides promotions and incentives to end-users in various forms. Evaluating whether a promotion or incentive is a payment to a customer may require significant judgment. Promotions and incentives which are consideration payable to a customer are recognized as a reduction of revenue at the later of when revenue is recognized or when the Company pays or promises to pay the incentive. Promotions and incentives recorded as sales and marketing expense are recognized when the related cost is incurred by the Company. In either case, the promotions and incentives are recognized when they are used by end-users to enter into a paid Competition.

●	Marketing promotions and discounts accounted for as a reduction of revenue. These promotions are typically pricing actions in the form of discounts that reduce the end-user entry fees and are offered on behalf of the game developers. Although not required based on the Company’s agreement with its developers, the Company considers that the game developers have a valid expectation that certain incentives will be offered to end-users. The determination of a valid expectation is based on the evaluation of all information reasonably available to the game developers regarding the Company’s customary business practices, published policies and specific statements.

An example of an incentive for which the game developer has a valid expectation is Ticketz, which are a virtual currency earned for every Competition played based on the amount of the entry fee (“Ticketz”). Ticketz can be redeemed for prizes, including bonus cash prizes, a promotional incentive that cannot be withdrawn and can only be used by end-users to enter into paid entry fee contests (“Bonus Cash”). Another example is initial deposit Bonus Cash which is a promotional incentive that can be earned in fixed amounts when an end-user makes an initial deposit on the Skillz platform. Bonus Cash can only be used by end-users to enter into future paid entry fee Competitions and cannot be withdrawn by end-users.

For the three months ended June 30, 2021 and 2020, the Company recognized a reduction of revenue of $18.7 million and $13.6 million, respectively, related to these end-user incentives. For the six months ended June 30, 2021 and 2020, the Company recognized a reduction of revenue of $36.2 million and $23.6 million, respectively, related to these end-user incentives.

●	Marketing promotions accounted for as sales and marketing expense. When the Company concludes that the game developers do not have a valid expectation that the incentive will be offered, the Company records the related cost as sales and marketing expense. The Company’s assessment is based on an evaluation of all information reasonably available to the game developers regarding the Company’s customary business practices, published policies and specific statements. These promotions are offered to end-users to draw, re-engage, or generally increase end-users’ use of the Company’s platform.

An example of this type of incentive is limited-time Bonus Cash offers, which are targeted to specific end-users, typically those who deposit more frequently or have not made a deposit recently, via email or in-app promotions. The Company targets groups of end-users differently, offering specific promotions it thinks will best stimulate engagement. Similar to Bonus Cash earned from a redemption of Ticketz or an initial deposit, limited-time Bonus Cash can only be used by end-users to enter into future paid entry fee competitions and cannot be withdrawn by end-users. The Company also hosts engagement marketing leagues run over a period of days or weeks, which award league prizes in the form of cash or luxury goods to end-users with the most medals at the end of the league. End-users accumulate medals by winning Skillz enabled paid entry fee Competitions. Skillz determines whether or not to run a league, what prizes should be awarded, over what time period the league should run, and to which end-users the prizes should be paid, all at its discretion. The league parameters vary from one league to the next and are not reasonably known to the game developers. League prizes in the form of cash can be withdrawn or used by end-users to enter into future paid entry fee Competitions.

For the three months ended June 30, 2021 and 2020, the Company recognized sales and marketing expense of $42.0 million and $21.5 million, respectively, related to these end-user incentives. For the six months ended June 30, 2021 and 2020, the Company recognized sales and marketing expense of $75.3 million and $37.2 million, respectively, related to these end-user incentives.

Revenue Recognition

The Company generates substantially all its revenues by providing a service to the game developers aimed at improving the monetization of their game content. The monetization service provided by Skillz allows developers to offer multi-player competition to their end-users which increases end-user retention and engagement. Skillz provides developers with a software development kit (“SDK”) that they can download and integrate with their existing games. The SDK serves as a data interface between Skillz and the game developers that enables Skillz to provide monetization services to the developer.

The Company recognizes revenue for its services in accordance with the FASB Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers (“ASC 606”).

Revenues from Contracts with Customers

The Company applies the five-step model to achieve the core principle of ASC 606. The Company determined that its customer in the provision of its technology platform and services is the game developer. The Company’s ordinary activities consist of providing game developers services through access to its technology platform using the Skillz SDK. The SDK acts as an application programming interface enabling communication of data between Skillz and the game developers, which when integrated with the developer’s game content, facilitates end-user registration into Competitions, managing and hosting end-user Competition accounts, matching players of similar skill levels, collecting end-user entry fees, distributing end-user prizes, resolving end-user disputes pertaining to their participation in Competitions, and running third-party marketing campaigns (“Monetization Services”).

The Company provides Monetization Services to game developers enabling them to offer competitive games to their end-users. These activities are not distinct from each other as the Company provides an integrated service enabling the game developers to provide the competitive game service to the end-users, and as a result, they do not represent separate performance obligations. The Company is entitled to a revenue share based on total entry fees for paid Competitions, regardless of how they are paid, net of end-user prizes (i.e., winnings from the Competitions) and other costs to provide the Monetization services. The game developers’ revenue share, however, is calculated solely based upon entry fees paid by net cash deposits received from end-users. End-user incentives are not paid for by game developers. In addition, the Company reduces revenue for end-user incentives which are treated as a reduction of revenue.

The Company collects the entry fees and related charges from end-users on behalf of game developers using the end-user’s pre-authorized credit card or PayPal account and withholds its fees before making the remaining disbursement to the game developer; thus, the game developer’s ability and intent to pay is not subject to significant judgment.

Revenue is recognized at the time the performance obligation is satisfied by transferring control of the promised service in an amount that reflects the consideration that the Company expects to receive in exchange for the Monetization Services. The Company recognizes revenue upon completion of a game, which is when its performance obligation to the game developer is satisfied. The Company does not have contract assets or contract liabilities as the payment of the transaction price is concurrent with the fulfillment of the services. At the time of game completion, the Company has the right to receive payment for the services rendered. The Company’s agreements with game developers can generally be terminated for convenience by either party upon thirty days prior written notice, and in certain of our larger developer agreements, the developer, if required by the Company, must continue to make its games available on the platform for a period of up to twelve months. As the Company is able to terminate the developer agreements at its convenience, the Company has concluded the contract term for revenue recognition does not extend beyond the contractual notification period. The Company does not have any transaction price allocated to performance obligations that are unsatisfied (or partially satisfied) as of December 31, 2020, 2019 and 2018.

Games provided by two developer partners (A and B) accounted for 59% and 28% of the Company’s revenue in the year ended December 31, 2020. Games provided by two developer partners (A and C) accounted for 83% and 7% , and 70% and 16% of the Company’s revenue in years ended December 31, 2019 and 2018, respectively. The Company did not generate material international revenues in the years ended December 31, 2020, 2019, and 2018.

End-User Incentive Programs

To drive traffic to the platform, the Company provides promotions and incentives to end-users in various forms. Evaluating whether a promotion or incentive is a payment to a customer may require significant judgment. Promotions and incentives which are consideration payable to a customer are recognized as a reduction of revenue at the later of when revenue is recognized or when the Company pays or promises to pay the incentive. Promotions and incentives recorded as sales and marketing expense are recognized when the related cost is incurred by the Company. In either case, the promotions and incentives are recognized when they are used by end-users to enter into a paid Competition.

●	Marketing promotions and discounts accounted for as a reduction of revenue. These promotions are typically pricing actions in the form of discounts that reduce the end-user entry fees and are offered on behalf of the game developers. Although not required based on the Company’s agreement with its developers, the Company considers that the game developers have a valid expectation that certain incentives will be offered to end-users. The determination of a valid expectation is based on the evaluation of all information reasonably available to the game developers regarding the Company’s customary business practices, published policies and specific statements.

An example of an incentive for which the game developer has a valid expectation is Ticketz, which are a currency earned for every Competition played based on the amount of the entry fee. Ticketz can be redeemed for Bonus Cash. Another example is initial deposit Bonus Cash which is a promotional incentive that can be earned in fixed amounts when an end-user makes an initial deposit on the Skillz platform. Bonus Cash can only be used by end-users to enter into future paid entry fee Competitions and cannot be withdrawn by end-users.

For the years ended December 31, 2020, 2019, and 2018, the Company recognized a reduction of revenue of $51.3 million, $27.7 million, and $11.6 million, respectively, related to these end-user incentives.

●	Marketing promotions accounted for as sales and marketing expense. When the Company concludes that the game developers do not have a valid expectation that the incentive will be offered, the Company records the related cost as sales and marketing expense. The Company’s assessment is based on an evaluation of all information reasonably available to the game developers regarding the Company’s customary business practices, published policies and specific statements. These promotions are offered to end-users to draw, re-engage, or generally increase end-users’ use of the Company’s platform.

An example of this type of incentive is limited-time Bonus Cash offers, which are targeted to specific end-users, typically those who deposit more frequently or have not made a deposit recently, via email or in-app promotions. The Company targets groups of end-users differently, offering specific promotions it thinks will best stimulate engagement. Similar to Bonus Cash earned from a redemption of Ticketz or an initial deposit, limited-time Bonus Cash can only be used by end-users to enter into future paid entry fee competitions and cannot be withdrawn by end-users. The Company also hosts engagement marketing leagues run over a period of days or weeks, which award league prizes in the form of cash or luxury goods to end-users with the most medals at the end of the league. End-users accumulate medals by winning Skillz enabled paid entry fee Competitions. Skillz determines whether or not to run a league, what prizes should be awarded, over what time period the league should run, and to which end-users the prizes should be paid, all at its discretion. The league parameters vary from one league to the next and are not reasonably known to the game developers. League prizes in the form of cash can be withdrawn or used by end-users to enter into future paid entry fee Competitions.

For the years ended December 31, 2020, 2019, and 2018, the Company recognized sales and marketing expense of $91.5 million, $45.2 million, and $18.7 million, respectively, related to these end-user incentives.

Refunds

Refunds

From time to time, the Company issues credits or refunds to end-users that are unsatisfied by the level of service provided by the game developer. There is no contractual obligation for the Company to refund such end-users nor is there a valid expectation by the game developers for the Company to issue such credits or refunds to end-users on their behalf. The Company accounts for credits or refunds, which are not recoverable from the game developer, as sales and marketing expenses when incurred.

Refunds

From time to time, the Company issues credits or refunds to end-users that are unsatisfied by the level of service provided by the game developer. There is no contractual obligation for the Company to refund such end-users nor is there a valid expectation by the game developers for the Company to issue such credits or refunds to end-users on their behalf. The Company accounts for credits or refunds, which are not recoverable from the game developer, as sales and marketing expenses when incurred.

Cost of Revenue

Cost of Revenue

Cost of revenue primarily comprises of third-party payment processing fees, direct software costs, amortization of internal use software, hosting expenses, allocation of shared facility and other costs, and personnel expenses.

Cash, Cash Equivalents and Restricted Cash

Cash, Cash Equivalents and Restricted Cash

Cash and cash equivalents consist of cash and money market funds with maturities of three months or less when purchased.

Restricted cash maintained under an agreement that legally restricts the use of such funds is not included within cash and cash equivalents and is reported within other long-term assets. Restricted cash is comprised of $2.9 million which is pledged in the form of a letter of credit for the Company’s new headquarters in San Francisco.

A reconciliation of the Company’s cash and cash equivalents in the Condensed Consolidated Balance Sheet to cash, cash equivalents and restricted cash in the Condensed Consolidated Statement of Cash Flows is as follows:

	June 30,	December 31,
	2021	2020
Cash and cash equivalents	$692,778	$262,728
Restricted cash included in other long-term assets	2,920	2,920
Cash, cash equivalents and restricted cash	$695,698	$265,648

Cash, Cash Equivalents and Restricted Cash

Cash and cash equivalents consist of cash and money market funds with maturities of three months or less when purchased.

Restricted cash maintained under an agreement that legally restricts the use of such funds is not included within cash and cash equivalents and is reported within other long-term assets and other current assets as of December 31, 2020 and 2019, respectively. Restricted cash is comprised of $2.9 million which is pledged in the form of a letter of credit for the Company’s new headquarters in San Francisco.

A reconciliation of the Company’s cash and cash equivalents in the consolidated balance sheets to cash, cash equivalents and restricted cash in the consolidated statement of cash flows as of December 31, 2020 and 2019 is as follows:

	December 31,
	2020	2019
Cash and cash equivalents	$262,728	$25,628
Restricted Cash included in other long-term assets and other current assets as of December 31, 2020 and 2019, respectively	2,920	2,920
Cash, cash equivalents and restricted cash	$265,648	$28,548

Concentrations of Credit Risk

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist of cash, cash equivalents and restricted cash. Although the Company deposits its cash with multiple well-established financial institutions, the deposits, at times, may exceed federally insured limits. The Company has not experienced any losses on its deposits of cash and cash equivalents. Management believes that the institutions are financially stable and, accordingly, minimal credit risk exists.

Fair Value Measurement

Fair Value Measurement

The Company applies fair value accounting for all financial assets and liabilities and non-financial assets and liabilities that are recognized or disclosed at fair value in the condensed consolidated financial statements on a recurring basis. The Company defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining fair value measurements for assets and liabilities, the Company considers the principal or most advantageous market in which it would transact and the market-based risk measurements or assumptions that market participants would use in pricing the asset or liability, such as risks inherent in valuation techniques, transfer restrictions and credit risk. Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:

●	Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 — Inputs reflect quoted prices for identical assets or liabilities in markets that are not active; quoted prices for similar assets or liabilities in active markets; inputs other than quoted prices that are observable for the assets or liabilities; or inputs that are derived principally from or corroborated by observable market data by correlation or other means.
●	Level 3 — Unobservable inputs reflecting management’s estimate of assumptions incorporated in valuation techniques used to determine fair value. These assumptions are required to be consistent with market participant assumptions that are reasonably available.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

Fair Value Measurement

The Company applies fair value accounting for all financial assets and liabilities and non-financial assets and liabilities that are recognized or disclosed at fair value in the consolidated financial statements on a recurring basis. The Company defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining fair value measurements for assets and liabilities, the Company considers the principal or most advantageous market in which it would transact and the market-based risk measurements or assumptions that market participants would use in pricing the asset or liability, such as risks inherent in valuation techniques, transfer restrictions and credit risk. Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Inputs reflect quoted prices for identical assets or liabilities in markets that are not active; quoted prices for similar assets or liabilities in active markets; inputs other than quoted prices that are observable for the assets or liabilities; or inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3 — Unobservable inputs reflecting management’s estimate of assumptions incorporated in valuation techniques used to determine fair value. These assumptions are required to be consistent with market participant assumptions that are reasonably available.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

Advertising and Promotional Expense

Advertising and Promotional Expense

Advertising and promotional expenses are included in sales and marketing expenses within the statements of operations and are expensed when incurred, not including marketing promotions related to the Company’s end-user incentive programs. Advertising expenses were $47.1 million and $25.6 million during the three months ended June 30, 2021 and 2020, respectively, and $101.6 million and $52.6 million during the six months ended June 30, 2021 and 2020, respectively.

Advertising and Promotional Expense

Advertising and promotional expenses are included in sales and marketing expenses within the statements of operations and are expensed when incurred. For the years ended December 31, 2020, 2019, and 2018, advertising expenses, not including marketing promotions related to the Company’s end-user incentive programs, were $136.8 million, $53.5 million, and $25.3 million, respectively.

Redeemable Convertible Preferred Stock

Redeemable Convertible Preferred Stock

Prior to the Business Combination, preferred stock that was redeemable at a fixed or determinable price on a fixed or determinable date, at the option of the holder, or upon the occurrence of an event that is not solely within the control of the Company was classified outside of permanent equity. Convertible preferred stock that was probable of becoming redeemable in the future was recorded at its maximum redemption amount at each balance sheet date, with adjustments to the redemption amount recorded through equity.

All redeemable convertible preferred stock previously classified outside of permanent equity was retroactively adjusted, converted into common stock, and reclassified to permanent equity as a result of the Business Combination. Additionally, changes to the redemption values of the redeemable convertible preferred stock were eliminated as a result of the retroactive adjustment. The Company recorded changes to the redemption value of its redeemable convertible preferred stock of $409.5 million in the year-to-date period ended June 30, 2020. The changes to the redemption values of the redeemable convertible preferred stock were previously accounted for as adjustments to net loss available to common stockholders for each of the respective periods ended. For further details regarding the accounting for the Business Combination, see Note 3.

Redeemable Convertible Preferred Stock

Prior to the Business Combination, preferred stock that was redeemable at a fixed or determinable price on a fixed or determinable date, at the option of the holder, or upon the occurrence of an event that is not solely within the control of the Company was classified outside of permanent equity. Convertible preferred stock that was probable of becoming redeemable in the future was recorded at its maximum redemption amount at each balance sheet date, with adjustments to the redemption amount recorded through equity. The fair value of the redeemable convertible preferred stock was estimated primarily based on valuation methodologies which utilized certain assumptions, including probability weighting of events, recent sales of stock to external investors, volatility, time to liquidity, a risk free interest rate, and an assumption for a discount for lack of marketability, where applicable.

All redeemable convertible preferred stock previously classified outside of permanent equity was retroactively adjusted, converted into common stock, and reclassified to permanent equity as a result of the Business Combination. Additionally, changes to the redemption values of the redeemable convertible preferred stock were eliminated as a result of the retroactive adjustment. The Company recorded changes to the redemption value of its redeemable convertible preferred stock of $866.0 million, $62.5 million and $18.8 million in the year-to-date periods ended September 30, 2020, December 31, 2019 and December 31, 2018, respectively. The changes to the redemption values of the redeemable convertible preferred stock were previously presented as adjustments to net loss available to common stockholders for each of the respective periods ended. For further details regarding the accounting for the Business Combination, see Note 3.

Private and Public Common Stock warrant Liabilities; Derivative Financial Instruments

Public and Private Common Stock Warrant Liabilities

As part of FEAC’s initial public offering, FEAC issued to third party investors 69.0 million units, consisting of one share of Class A common stock of FEAC and one-fourth of one warrant, at a price of $10.00 per unit. Each whole warrant entitles the holder to purchase one share of Class A common stock at an exercise price of $11.50 per share (the “Public Warrants”). Simultaneously with the closing of FEAC’s initial public offering, FEAC completed the private sale of 10,033,333 warrants to FEAC’s sponsor at a purchase price of $1.50 per warrant (the “Private Warrants”). In connection with the Business Combination, FEAC’s sponsor agreed to forfeit 5,016,666 Private Warrants. Each Private Warrant allows the sponsor to purchase one share of Class A common stock at $11.50 per share. Subsequent to the Business Combination, 7,623,436 Public Warrants and 5,016,666 Private Warrants remained outstanding as of June 30, 2021.

The Private Warrants and the shares of common stock issuable upon the exercise of the Private Warrants are not transferable, assignable or salable until after the completion of a Business Combination, subject to certain limited exceptions. Additionally, the Private Warrants are exercisable for cash or on a cashless basis, and are non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the Private Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.

The Company evaluated the Public and Private Common Stock Warrants under ASC 815-40, Derivatives and Hedging — Contracts in Entity’s Own Equity, (“ASC 815-40”), and concluded that they do not meet the criteria to be classified in stockholders’ equity. Specifically, the exercise of the Public and Private Common Stock Warrants may be settled in cash upon the occurrence of a tender offer or exchange that involves 50% or more of the Company’s Class A stockholders. As there are two classes of common stock, not all of the stockholders need to participate in such tender offer or exchange to trigger the potential cash settlement and the Company does not control the occurrence of such an event, the Company concluded that the Public Warrants and Private Warrants do not meet the conditions to be classified in equity. Since the Public and Private Common Stock Warrants meet the definition of a derivative under ASC 815, the Company recorded these warrants as liabilities on the balance sheet at fair value, with subsequent changes in their respective fair values recognized in the consolidated statement of operations at each reporting date. Because the Public Warrants were publicly traded and thus had an observable market price in an active market, they were valued based on their trading price as of each reporting date.

The Private Warrants were valued using the Black-Scholes-Merton Option (“BSM”) pricing model that is based on the individual characteristics of the warrants on the valuation date, which include the Company’s stock price and assumptions for expected volatility, expected life and risk-free interest rate, as well as the present value of the minimum cash payment component of the instrument for the warrants, when applicable. Changes in the assumptions used could have a material impact on the resulting fair value of each warrant. The primary inputs affecting the value of the warrant liability are the Company’s stock price and volatility in the Company’s stock price, as well as assumptions about the probability and timing of certain events, such as a change in control or future equity offerings. Increases in the fair value of the underlying stock or increases in the volatility of the stock price generally result in a corresponding increase in the fair value of the warrant liability; conversely, decreases in the fair value of the underlying stock or decreases in the volatility of the stock price generally result in a corresponding decrease in the fair value of the warrant liability.

Derivative Financial Instruments

The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including its long-term debt, preferred stock and stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. Embedded derivatives must be separately measured from the host contract if all the requirements for bifurcation are met. The assessment of the conditions surrounding the bifurcation of embedded derivatives depends on the nature of the host contract. Bifurcated embedded derivatives and freestanding derivative financial instruments that are classified as assets or liabilities are recognized at fair value with changes in fair value recognized as a component of Other income (expense), net in the Statements of Operations. Bifurcated embedded derivatives and freestanding derivative financial instruments are classified within as Other long-term assets and Other current liabilities in the Company’s Consolidated Balance Sheets.

Public and Private Common Stock Warrant Liabilities

As part of FEAC’s initial public offering, FEAC issued to third party investors 69.0 million units, consisting of one share of Class A common stock of FEAC and one-fourth of one warrant, at a price of $10.00 per unit. Each whole warrant entitles the holder to purchase one share of Class A common stock at an exercise price of $11.50 per share (the “Public Warrants”). Simultaneously with the closing of FEAC’s initial public offering, FEAC completed the private sale of 10,033,333 warrants to FEAC’s sponsor at a purchase price of $1.50 per warrant (the “Private Warrants”). In connection with the Business Combination, FEAC’s sponsor agreed to forfeit 5,016,666 Private Warrants. Each Private Warrant allows the sponsor to purchase one share of Class A common stock at $11.50 per share. Subsequent to the Business Combination, 17,249,977 Public Warrants and 5,016,666 Private Warrants remained outstanding as of December 31, 2020.

The Private Warrants and the shares of common stock issuable upon the exercise of the Private Warrants are not transferable, assignable or salable until after the completion of a Business Combination, subject to certain limited exceptions. Additionally, the Private Warrants are exercisable for cash or on a cashless basis, and are non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the Private Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.

The Company evaluated the Public and Private Common Stock Warrants under ASC 815-40, Derivatives and Hedging-Contracts in Entity’s Own Equity (“ASC 815-40”), and concluded that they do not meet the criteria to be classified in stockholders’ equity. Specifically, the exercise of the Public and Private Common Stock Warrants may be settled in cash upon the occurrence of a tender offer or exchange that involves 50% or more of our Class A stockholders. As there are two classes of common stock, not all of the stockholders need to participate in such tender offer or exchange to trigger the potential cash settlement and the Company does not control the occurrence of such an event, the Company concluded that the Public Warrants and Private Warrants do not meet the conditions to be classified in equity. Since the Public and Private Common Stock Warrants meet the definition of a derivative under ASC 815, the Company recorded these warrants as liabilities on the balance sheet at fair value, with subsequent changes in their respective fair values recognized in the consolidated statement of operations at each reporting date. Because the Public Warrants were publicly traded and thus had an observable market price in an active market, they were valued based on their trading price as of each reporting date.

The Private Warrants were valued using the Black-Scholes-Merton Option (“BSM”) pricing model that is based on the individual characteristics of the warrants on the valuation date, which include the Company’s stock price and assumptions for expected volatility, expected life and risk-free interest rate, as well as the present value of the minimum cash payment component of the instrument for the warrants, when applicable. Changes in the assumptions used could have a material impact on the resulting fair value of each warrant. The primary inputs affecting the value of the warrant liability are the Company’s stock price and volatility in the Company’s stock price, as well as assumptions about the probability and timing of certain events, such as a change in control or future equity offerings. Increases in the fair value of the underlying stock or increases in the volatility of the stock price generally result in a corresponding increase in the fair value of the warrant liability; conversely, decreases in the fair value of the underlying stock or decreases in the volatility of the stock price generally result in a corresponding decrease in the fair value of the warrant liability.

Derivative Financial Instruments

The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including its long-term debt, preferred stock and stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. Embedded derivatives must be separately measured from the host contract if all the requirements for bifurcation are met. The assessment of the conditions surrounding the bifurcation of embedded derivatives depends on the nature of the host contract. Bifurcated embedded derivatives and freestanding derivative financial instruments that are classified as assets or liabilities are recognized at fair value with changes in fair value recognized as a component of Other income (expense), net in the Statements of Operations. Bifurcated embedded derivatives and freestanding derivative financial instruments are classified within as Other long-term assets and Other current liabilities in the Company’s consolidated balance sheets.

Stock-Based Compensation

Stock-Based Compensation

The Company measures and recognizes compensation expense for all stock-based awards based on estimated grant-date fair values recognized over the requisite service period. For awards that vest solely based on a service condition, the Company recognizes stock-based compensation expense on a straight-line basis over the requisite service period. The compensation expense related to awards with performance conditions is recognized over the requisite service period when the performance conditions are probable of being achieved. The compensation expense related to awards with market conditions is recognized on an accelerated attribution basis over the requisite service period and is not reversed if the market condition is not satisfied. See Note 9 for more information. The Company accounts for forfeitures as they occur. Stock-based awards granted to employees are primarily stock options.

The fair value of stock options that vest solely based on a service condition is determined by the BSM pricing model on the date of grant. This valuation model for stock-based compensation expense requires the Company to make assumptions and judgments about the variables used in the BSM model, including the deemed fair value of common stock, expected term, expected volatility, risk-free interest rate, and dividend yield. These judgments are made as follows:

●	Fair value of common stock — Subsequent to the Business Combination, the fair value of the Company’s common stock is based on the closing market price on the date of grant. Prior to the Business Combination, the absence of an active market for the Company’s common stock required the Company to estimate the fair value of common stock for purposes of granting stock options and for determining stock-based compensation expense for the periods presented.

The Company considered numerous factors in assessing the fair value of common stock prior to the Business Combination, including:

●	The results of contemporaneous unrelated third-party valuations of the Company’s common stock
●	The prices of the recent redeemable convertible preferred stock sales by the Company to investors
●	The rights, preferences, and privileges of preferred stock relative to those of common stock
●	Market multiples of comparable public companies in the industry as indicated by their market capitalization and guideline merger and acquisition transactions
●	The Company’s performance and market position relative to competitors, which may change from time to time
●	The Company’s historical financial results and estimated trends and prospects for the Company’s future performance
●	The economic and competitive environment
●	The financial condition, results of operations, and capital resources
●	The industry outlook
●	The valuation of comparable companies
●	The likelihood and timeline of achieving a liquidity event, such as an initial public offering or sale of the Company, given prevailing market conditions
●	Any adjustments necessary to recognize a lack of marketability for the Company’s common stock
●	Precedent sales of or offers to purchase the Company’s capital stock
●	Expected term — The Company determines the expected term based on the average period the stock options are expected to remain outstanding, generally calculated as the midpoint of the stock options’ vesting term and contractual expiration period, as the Company does not have sufficient historical information to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior.
●	Expected volatility — Given the limited market trading history prior to the Business Combination and no public market for the Company’s shares prior to the Business Combination, the expected volatility rate is based on an average historical stock price volatility of comparable publicly-traded companies in the industry group.
●	Risk-free interest rate — The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for periods corresponding with the expected term of the option.
●	Expected dividend yield — The Company has not paid and does not expect to pay dividends. Consequently, the Company uses an expected dividend yield of zero.

For awards with market conditions, the Company determines the grant date fair value utilizing a Monte Carlo valuation model, which incorporates various assumptions including expected stock price volatility, expected term, risk-free interest rates, expected date of a qualifying event, and expected capital raise percentage. Given the limited market trading history subsequent to the Business Combination and no public market for the Company’s shares prior to the Business Combination, the Company estimates the volatility of common stock on the date of grant based on the weighted average historical stock price volatility of comparable publicly-traded companies in its industry group. The Company estimates the expected term based on various exercise scenarios, as these awards are not considered “plain vanilla.” The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant. The Company estimates the expected date of a qualifying event and the expected capital raise percentage based on management’s expectations at the time of measurement of the award’s value.

Stock-Based Compensation

The Company measures and recognizes compensation expense for all stock-based awards based on estimated grant-date fair values recognized over the requisite service period. For awards that vest solely based on a service condition, the Company recognizes stock-based compensation expense on a straight-line basis over the requisite service period. The compensation expense related to awards with performance conditions is recognized over the requisite service period when the performance conditions are probable of being achieved. The compensation expense related to awards with market conditions is recognized on an accelerated attribution basis over the requisite service period and is not reversed if the market condition is not satisfied. See Note 12 for more information. The Company accounts for forfeitures as they occur. Stock-based awards granted to employees are primarily stock options.

The fair value of stock options that vest solely based on a service condition is determined by the BSM pricing model on the date of grant. This valuation model for stock-based compensation expense requires the Company to make assumptions and judgments about the variables used in the BSM model, including the deemed fair value of common stock, expected term, expected volatility, risk-free interest rate, and dividend yield. These judgments are made as follows:

●	Fair value of common stock — Subsequent to the Business Combination, the fair value of the Company’s common stock is based on the closing market price on the date of grant. Prior to the Business Combination, the absence of an active market for the Company’s common stock required the Company to estimate the fair value of common stock for purposes of granting stock options and for determining stock-based compensation expense for the periods presented.

The Company considered numerous factors in assessing the fair value of common stock prior to the Business Combination, including:

●	The results of contemporaneous unrelated third-party valuations of the Company’s common stock
●	The prices of the recent redeemable convertible preferred stock sales by the Company to investors
●	The rights, preferences, and privileges of preferred stock relative to those of common stock
●	Market multiples of comparable public companies in the industry as indicated by their market capitalization and guideline merger and acquisition transactions
●	The Company’s performance and market position relative to competitors, which may change from time to time
●	The Company’s historical financial results and estimated trends and prospects for the Company’s future performance
●	The economic and competitive environment
●	The financial condition, results of operations, and capital resources
●	The industry outlook
●	The valuation of comparable companies
●	The likelihood and timeline of achieving a liquidity event, such as an initial public offering or sale of the Company, given prevailing market conditions
●	Any adjustments necessary to recognize a lack of marketability for the Company’s common stock
●	Precedent sales of or offers to purchase the Company’s capital stock
●	Expected term — The Company determines the expected term based on the average period the stock options are expected to remain outstanding, generally calculated as the midpoint of the stock options’ vesting term and contractual expiration period, as the Company does not have sufficient historical information to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior.
●	Expected volatility — Given the limited market trading history prior to the Business Combination and no public market for the Company’s shares prior to the Business Combination, the expected volatility rate is based on an average historical stock price volatility of comparable publicly-traded companies in the industry group.
●	Risk-free interest rate — The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for periods corresponding with the expected term of the option.
●	Expected dividend yield — The Company has not paid and does not expect to pay dividends. Consequently, the Company uses an expected dividend yield of zero.

For awards with market conditions, the Company determines the grant date fair value utilizing a Monte Carlo valuation model, which incorporates various assumptions including expected stock price volatility, expected term, risk-free interest rates, expected date of a qualifying event, and expected capital raise percentage. Given the limited market trading history subsequent to the Business Combination and no public market for the Company’s shares prior to the Business Combination, the Company estimates the volatility of common stock on the date of grant based on the weighted average historical stock price volatility of comparable publicly-traded companies in its industry group. The Company estimates the expected term based on various exercise scenarios, as these awards are not considered “plain vanilla.” The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant. The Company estimates the expected date of a qualifying event and the expected capital raise percentage based on management’s expectations at the time of measurement of the award’s value.

Income Taxes

Income Taxes

The Company accounts for income taxes using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the consolidated financial statements or in the Company’s tax returns. Deferred income taxes are recognized for differences between financial reporting and tax bases of assets and liabilities at the enacted statutory tax rates in effect for the years in which the temporary differences are expected to reverse. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. Realization of deferred tax assets is dependent upon future earnings, the timing and amount of which are uncertain.

The Company records a valuation allowance to reduce deferred tax assets to the net amount that the Company believes is more likely than not to be realized. In assessing the need for a valuation allowance, the Company considered historical levels of income, expectations of future taxable income and ongoing tax planning strategies. Because of the uncertainty of the realization of the deferred tax assets, the Company recorded a full valuation allowance against deferred tax assets. Realization of deferred tax assets is dependent primarily upon future U.S. taxable income.

The Company utilizes a two-step approach to recognize and measure uncertain tax positions. The first step is to evaluate the tax positions for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained upon tax authority examination, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon ultimate settlement.

Although the Company believes it has adequately reserved for the Company’s uncertain tax positions, the Company can provide no assurance that the final tax outcome of these matters will not be materially different. The Company evaluates its uncertain tax positions on a regular basis and evaluations are based on a number of factors, including changes in facts and circumstances, changes in tax law, correspondence with tax authorities during the course of an audit and effective settlement of audit issues.

To the extent that the final tax outcome of these matters is different than the amounts recorded, such differences will affect the provision for income taxes in the period in which such determination is made and could have a material impact on the Company’s financial condition and operating results. The provision for income taxes includes the effects of any accruals that the Company believes are appropriate, as well as the related net interest and penalties.

Property and Equipment, Net

Property and Equipment, Net

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation is computed using the straight-line method over the estimated useful life of the related asset, generally three to five years. Leasehold improvements are amortized on a straight-line basis over the shorter of their estimated useful lives or the term of the related lease. Maintenance and repairs that do not extend the life or improve the asset are expensed as incurred. Upon disposal of property and equipment, assets and related accumulated depreciation are removed from the accounts, and the related gain or loss is included in the results from operations.

Property and equipment are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Recoverability of these assets is measured by a comparison of the carrying amounts to the future undiscounted cash flows the assets are expected to generate. If property and equipment are considered to be impaired, the impairment to be recognized equals the amount by which the carrying value of the asset exceeds its fair value. No impairment to any long-lived assets has been recorded in any of the periods presented.

The Company capitalizes certain costs related to developed or modified software solely for the Company’s internal use to deliver the Company’s services. The Company capitalizes costs during the application development stage once the preliminary project stage is complete, management authorizes and commits to funding the project, it is probable that the project will be completed, and that the software will be used to perform the function intended. Costs related to preliminary project activities and post-implementation activities are expensed as incurred.

The following table presents the estimated useful lives of the Company’s property and equipment:

Property and Equipment	Useful Life
Computer equipment and servers	3 years
Capitalized internal-use software	3 years
Office equipment and other	5 years
Leased equipment and leasehold improvements	Lesser of estimated useful life or
remaining lease term

Leases

Leases

Leases are reviewed and classified as capital or operating at their inception. The Company records rent expense associated with its operating lease on a straight-line basis over the term of the lease.

Net Loss Per Share

Net Loss Per Share

Basic and diluted net loss per share attributable to common stockholders is presented in conformity with the two-class method required for participating securities. Basic loss per share is computed by dividing net loss available to common stockholders by the weighted average number of common shares outstanding. Net loss available to common stockholders represents net loss attributable to common stockholders reduced by the allocation of earnings to participating securities. Losses are not allocated to participating securities as the holders of the participating securities do not have a contractual obligation to share in any losses. Diluted loss per share adjusts basic loss per share for the potentially dilutive impact of stock options, warrants, restricted stock, and contingently issuable earnout shares. As the Company has reported losses for all periods presented, all potentially dilutive securities including stock options, warrants and contingently issuable earnout shares, are antidilutive and accordingly, basic net loss per share equals diluted net loss per share.

The Company considers certain restricted shares of Class A Common stock issued upon exercise of executive stock options but subject to continued vesting requirements (Note 15) to be participating securities.

Net loss per share calculations for all periods prior to the Business Combination have been retrospectively adjusted for the equivalent number of shares outstanding immediately after the Business Combination to effect the reverse recapitalization. Subsequent to the Business Combination, net loss per share was calculated based on the weighted average number of common stock then outstanding.

Segments

Segments

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The Company has determined that its Chief Executive Officer is the CODM. The Company operates in a single operating segment as the CODM reviews financial information presented on a consolidated basis, at the Company level, for the purposes of making operating decisions, allocation of resources, and evaluating financial performance.

As of December 31, 2020 and 2019 and for the years ended December 31, 2020, 2019, and 2018, the Company did not have material revenue earned or assets located outside of the United States.

Recently Issued Accounting Pronouncements Not Yet Adopted; Recently Adopted Accounting Pronouncements

Recently Issued Accounting Pronouncements Not Yet Adopted

As an emerging growth company (“EGC”), the Jumpstart Our Business Startups Act (“JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act until such time as the Company is no longer considered to be an EGC. Effective as of December 31, 2021, the Company is expected to become a large accelerated filer and is expected to cease to be an EGC. As a result, the Company will no longer be able to use the extended transition period for complying with new or revised accounting standards.

In January 2020, the FASB issued Accounting Standards Update (“ASU”) 2020-01,Investments — Equity Securities (Topic 321), Investments — Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815): Clarifying the Interactions between Topic 321, Topic 323 and Topic 815. ASU 2020-01 clarifies that an entity should consider observable transactions that require it to either apply or discontinue the equity method of accounting for the purposes of applying the fair value measurement alternative. For public business entities, the amendments are effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years. The amendments should be applied prospectively. Under a prospective transition, an entity should apply the amendments at the beginning of the interim period that includes the adoption date. The Company is currently evaluating the impact of this standard on its consolidated financial statements and related disclosures.

In August 2020, the FASB issued ASU No. 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies accounting for convertible instruments by removing major separation models required under current U.S. GAAP. The ASU removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception and it also simplifies the diluted earnings per share calculation in certain areas. The ASU is effective for public companies, excluding entities eligible to be smaller reporting companies, for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020 and adoption must be as of the beginning of the Company’s fiscal year. The Company is currently evaluating the impact of this standard on its consolidated financial statements and related disclosures.

In August 2018, the FASB issued ASU 2018-15, Intangibles — Goodwill and Other — Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract. This standard aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. The implementation costs incurred in a hosting arrangement that is a service contract should be presented as a prepaid asset in the balance sheet and expensed over the term of the hosting arrangement to the same line item in the statement of operations as the costs related to the hosting fees. For public business entities, this standard is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. For all other entities, this standard is effective for fiscal years beginning after December 15, 2020, and interim periods within annual periods beginning after December 15, 2021. Early adoption is permitted for all entities, including adoption in any interim period. The amendments should be applied either retrospectively or prospectively to all implementation costs incurred after adoption. The Company will be required to adopt this standard in its annual period ending December 31, 2021 and is currently evaluating the impact of adopting this standard on its consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13 (Topic 326), Financial Instruments — Credit Losses. ASU 2016-13 changes how to recognize expected credit losses on financial assets. The standard requires more timely recognition of credit losses on loans and other financial assets and also provides additional transparency about credit risk. The current credit loss standard generally requires that a loss actually be incurred before it is recognized, while the new standard will require recognition of full lifetime expected losses upon initial recognition of the financial instrument. Originally, ASU 2016-13 was effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2019, with early adoption permitted. An entity should apply the standard by recording a cumulative effect adjustment to retained earnings upon adoption. In November 2019, FASB issued ASU No. 2019-10, Financial Instruments — Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842). This ASU defers the effective date of ASU 2016-13 for non-public companies to fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Company is currently evaluating the impact of ASU 2016-13 on its consolidated financial statements for future periods and has not elected early adoption.

In February 2016, the FASB issued ASU 2016-02 (Topic 842), Leases, and issued subsequent amendments to the initial guidance or implementation guidance including ASU 2017-13, 2018-01, 2018-10, 2018-11, 2018-20 and 2019-01 (collectively, including ASU 2016-02, “ASC 842”), which supersedes the guidance in topic ASC 840, Leases. The new standard requires lessees to classify leases as either finance or operating based on whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether related expenses are recognized based on the effective interest method or on a straight-line basis over the term of the lease. For any leases with a term of greater than 12 months, ASU 2016-02 requires lessees to recognize a lease liability for the obligation to make the lease payments arising from a lease, and a right-of-use asset for the right to use the underlying asset for the lease term. An election can be made to account for leases with a term of 12 months or less similar to existing guidance for operating leases under ASC 840. The new standard will also require new disclosures, including qualitative and quantitative requirements, providing additional information about the amounts recorded in the financial statements. For non-public entities, ASU No. 2016-02 is effective for financial statements issued for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. Early adoption is permitted. The Company is in the initial stage of its assessment of the new standard and is currently evaluating the quantitative impact of adoption, and the related disclosure requirements. The Company expects that the adoption will result in the recognition of right-of-use assets and lease liabilities that were not previously recognized, which will increase total assets and liabilities on the Company’s balance sheet. The Company does not expect the adoption of Topic 842 to have a material impact to the statements of operations or to have any impact on its cash flows from operating, investing, or financing activities.

Recently Issued Accounting Pronouncements Not Yet Adopted

As an emerging growth company (“EGC”), the Jumpstart Our Business Startups Act (“JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act until such time as the Company is no longer considered to be an EGC.

In August 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-06, Debt  —  Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging  —  Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies accounting for convertible instruments by removing major separation models required under current U.S. GAAP. The ASU removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception and it also simplifies the diluted earnings per share calculation in certain areas. The ASU is effective for public companies, excluding entities eligible to be smaller reporting companies, for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020 and adoption must be as of the beginning of the Company’s annual fiscal year. The Company is currently evaluating the impact of this standard on its consolidated financial statements and related disclosures.

In August 2018, the FASB issued ASU 2018-15, Intangibles  —  Goodwill and Other  —  Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract. This standard aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. The implementation costs incurred in a hosting arrangement that is a service contract should be presented as a prepaid asset in the balance sheet and expensed over the term of the hosting arrangement to the same line item in the statement of operations as the costs related to the hosting fees. For public business entities, this standard is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. For all other entities, this standard is effective for fiscal years beginning after December 15, 2020, and interim periods within annual periods beginning after December 15, 2021. Early adoption is permitted for all entities, including adoption in any interim period. The amendments should be applied either retrospectively or prospectively to all implementation costs incurred after adoption. The Company will be required to adopt this standard in its annual period ending December 31, 2021 and is currently evaluating the impact of adopting this standard on its consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13 (Topic 326), Financial Instruments  —  Credit Losses. ASU 2016-13 changes how to recognize expected credit losses on financial assets. The standard requires more timely recognition of credit losses on loans and other financial assets and also provides additional transparency about credit risk. The current credit loss standard generally requires that a loss actually be incurred before it is recognized, while the new standard will require recognition of full lifetime expected losses upon initial recognition of the financial instrument. Originally, ASU

2016-13 was effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2019, with early adoption permitted. An entity should apply the standard by recording a cumulative effect adjustment to retained earnings upon adoption. In November 2019, FASB issued ASU No. 2019-10, Financial Instruments  —  Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842). This ASU defers the effective date of ASU 2016-13 for non-public companies to fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Company is currently evaluating the impact of ASU 2016-13 on its consolidated financial statements for future periods and has not elected early adoption.

In February 2016, the FASB issued ASU 2016-02 (Topic 842), Leases, and issued subsequent amendments to the initial guidance or implementation guidance including ASU 2017-13, 2018-01, 2018-10, 2018-11, 2018-20 and 2019-01 (collectively, including ASU 2016-02, “ASC 842”), which supersedes the guidance in topic ASC 840, Leases. The new standard requires lessees to classify leases as either finance or operating based on whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether related expenses are recognized based on the effective interest method or on a straight-line basis over the term of the lease. For any leases with a term of greater than 12 months, ASU 2016-02 requires lessees to recognize a lease liability for the obligation to make the lease payments arising from a lease, and a right-of-use asset for the right to use the underlying asset for the lease term. An election can be made to account for leases with a term of 12 months or less similar to existing guidance for operating leases under ASC 840. The new standard will also require new disclosures, including qualitative and quantitative requirements, providing additional information about the amounts recorded in the financial statements. For non-public entities, ASU No. 2016-02 is effective for financial statements issued for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. Early adoption is permitted. The Company is in the initial stage of its assessment of the new standard and is currently evaluating the quantitative impact of adoption, and the related disclosure requirements. The Company expects that the adoption will result in the recognition of right-of-use assets and lease liabilities that were not previously recognized, which will increase total assets and liabilities on the Company’s balance sheet. The Company does not expect the adoption of Topic 842 to have a material impact to the statements of operations or to have any impact on its cash flows from operating, investing, or financing activities.

Recently Adopted Accounting Pronouncements

In November 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which simplifies the accounting for income taxes by removing certain exceptions to the general principles in Topic 740 and also improves consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. The Company adopted this standard as of January 1, 2020, with no material impact on the Company’s consolidated financial statements.

In June 2018, the FASB issued ASU 2018-07, Compensation  —  Stock Compensation (Topic 718): Improvements to Non-Employee Share-Based Payment Accounting, which expands the scope of Topic 718, to include share-based payments issued to non-employees for goods or services. The new standard supersedes Subtopic 505-50. The Company adopted this standard as of January 1, 2020, with no material impact on the Company’s consolidated financial statements.